Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2020
Schedules of Concentration of Risk, by Risk Factor
The Bank’s portfolio of loans, credit substitute securities and non-funded exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2019 and March 31, 2020 the exposures are as set forth below.

	As of March 31, 2019
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	2,477,945.6	Rs.	—	Rs.	1,552.1	Rs.	2,479,497.7	23.5
Retail trade		445,757.8		1,170.7		15,051.6		461,980.1	4.4
NBFC/Financial Intermediaries		311,477.1		98,274.0		13,203.1		422,954.2	4.0
Automobile & Auto Ancillary		352,979.1		10,413.9		32,546.7		395,939.7	3.8
Road Transportation		376,547.1		—		9,808.2		386,355.3	3.7
Consumer Services		354,060.4		3,957.3		13,757.6		371,775.3	3.5
Agriculture Production — Food		330,092.5		—		728.8		330,821.3	3.1
Power		251,169.4		37,188.7		39,998.4		328,356.5	3.1
Telecom		246,272.4		21,288.6		26,245.9		293,806.9	2.8
Real Estate & Property Services		257,056.8		1,978.8		33,482.7		292,518.3	2.8
Engineering		159,462.7		1,557.3		120,816.0		281,836.0	2.7
Food & Beverage		233,798.9		—		15,325.7		249,124.6	2.4
Business Services		236,853.7		249.2		11,318.3		248,421.2	2.4
Iron & Steel		195,488.6		5,514.4		44,149.5		245,152.5	2.3
Coal & Petroleum Products		92,504.7		705.0		150,857.5		244,067.2	2.3
Wholesale Trade — Industrial		192,708.4		67.8		29,835.7		222,611.9	2.1
Textiles & Garments		187,527.5		4,436.1		26,803.8		218,767.4	2.1
Infrastructure Development		128,273.5		9,035.5		79,596.8		216,905.8	2.1
Wholesale Trade — Non Industrial		200,089.4		248.3		12,218.2		212,555.9	2.0
Others (none greater than 2%)		2,081,399.0		76,801.2		470,669.6		2,628,869.8	24.9

Total	Rs.	9,111,464.6	Rs.	272,886.8	Rs.	1,147,966.2	Rs.	10,532,317.6	100.0

	As of March 31, 2020
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	2,958,437.7	Rs.	2,756.6	Rs.	446.4	Rs.	2,961,640.7	US$	39,284.3	24.3
Retail Trade		533,155.3		343.7		22,820.3		556,319.3		7,379.2	4.6
Power		458,628.1		48,997.7		41,445.6		549,071.4		7,283.1	4.5
Consumer Services		399,046.4		2,015.1		19,135.9		420,197.4		5,573.6	3.4
Engineering		240,196.0		12,255.3		144,296.9		396,748.2		5,262.6	3.2
NBFC		317,450.0		76,860.2		1,659.1		395,969.3		5,252.3	3.2
Road Transportation		376,334.2		495.3		10,849.7		387,679.2		5,142.3	3.2
Automobile & Auto Ancillary		330,632.5		18,397.9		33,037.0		382,067.4		5,067.9	3.1
Real Estate & Property Services		280,870.4		4,309.5		36,335.2		321,515.1		4,264.7	2.6
Agri Production — Food		313,143.6		—		833.3		313,976.9		4,164.7	2.6
Coal & Petroleum Products		136,531.9		33,834.9		115,440.2		285,807.0		3,791.0	2.3
Food and Beverage		260,907.9		1,391.3		21,853.6		284,152.8		3,769.1	2.3
Financial Institutions		219,417.5		59,118.8		2,058.7		280,595.0		3,721.9	2.3
Iron and Steel		231,524.9		1,144.7		45,235.4		277,905.0		3,686.2	2.3
Telecom		232,932.0		10,412.6		29,949.6		273,294.2		3,625.1	2.2
Infrastructure Development		165,578.8		2,457.1		104,731.8		272,767.7		3,618.1	2.2
Business Services		244,028.7		2,278.5		15,953.3		262,260.5		3,478.7	2.1
Wholesale Trade — Non Industrial		238,436.5		—		18,766.1		257,202.6		3,411.6	2.1
Wholesale Trade — Industrial		211,849.6		34.2		34,840.2		246,724.0		3,272.6	2.0
Others (none greater than 2%)		2,474,753.6		85,270.3		525,004.6		3,085,028.5		40,920.9	25.5

Total	Rs.	10,623,855.6	Rs.	362,373.7	Rs.	1,224,692.9	Rs.	12,210,922.2	US$	161,969.9	100.0

Exposure to ten largest borrowers
Fair Value, Concentration of Risk
The Bank’s ten largest exposures as of March 31, 2019 and March 31, 2020, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2019
	Funded Exposure	Non-Funded Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 146,141.2	Rs. 6,457.1	Rs. 152,598.3
Borrower 2	27,488.9	115,089.5	142,578.4
Borrower 3	120,004.3	312.8	120,317.1
Borrower 4	92,271.4	1,200.0	93,471.4
Borrower 5	80,008.5	32.6	80,041.1
Borrower 6	57,604.0	14,843.9	72,447.9
Borrower 7	32,948.9	34,806.0	67,754.9
Borrower 8	51,283.8	15,163.0	66,446.8
Borrower 9	43,602.4	22,513.2	66,115.6
Borrower 10	30,559.1	26,347.9	56,907.0

	As of March 31, 2020
	Funded Exposure	Non-Funded Exposure	Total Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 243,382.8	Rs. 1,200.0	Rs. 244,582.8	US$	3,244.2
Borrower 2	180,100.0	305.1	180,405.1		2,393.0
Borrower 3	163,738.7	610.9	164,349.6		2,180.0
Borrower 4	74,421.4	75,432.2	149,853.6		1,987.7
Borrower 5	135,455.0	—	135,455.0		1,796.7
Borrower 6	31,934.6	55,651.4	87,586.0		1,161.8
Borrower 7	63,228.0	15,355.2	78,583.2		1,042.4
Borrower 8	75,035.9	221.6	75,257.5		998.2
Borrower 9	75,027.7	182.8	75,210.5		997.6
Borrower 10	51,361.3	22,128.1	73,489.4		974.8